Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2020
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
Prepaid expenses and other current assets
	December 31, 2020	December 31, 2019
Prepaid voyage and operating costs	$4,616	$5,726
Claims receivable	4,136	3,826
Prepaid other taxes	2,604	1,012
Other	3,625	1,675
Total prepaid expenses and other current assets	$14,981	$12,239